COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Total	¥ 534,668
Operating leases commitments
COMMITMENTS AND CONTINGENCIES
Total	386,310
investment commitments
COMMITMENTS AND CONTINGENCIES
Total	141,765
Purchase of property and equipment
COMMITMENTS AND CONTINGENCIES
Total	4,512
Purchase of services
COMMITMENTS AND CONTINGENCIES
Total	¥ 2,081